Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Assets, Noncurrent [Abstract]
Deposits	¥ 1,000		¥ 2,000
Prepayment for property and equipment	25,841		6,427
Long term interest receivable	184,829		0
Total	¥ 211,670	$ 29,813	¥ 8,427